Stock Warrants (Details Narrative) - USD ($)					7 Months Ended	12 Months Ended
	Dec. 04, 2018	Aug. 08, 2018	Sep. 16, 2017	Apr. 01, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Feb. 21, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	May 22, 2017
Number of warrant exercised						1,285,538
Common shares issued upon exercise of warrants, shares						1,074,921
Proceeds from warrant exercised						$ 22,000
Warrants granted to purchase of common stock shares	23,562	163,113	18,333									6,667
Warrant exercise price per share			$ 1.20									$ 6.00
Warrants expire date			Mar. 15, 2018									May 21, 2019
Warrants expire date, description	Extension of the maturity date of a secured note payable.	Extension of the maturity date of a secured note payable.
Debt extinguishment			$ 10,000			$ (534,000)	(977,000)
Expense recognized relating to stock warrants							$ 27,000
Note Holders [Member]
Warrants granted to purchase of common stock shares						66,667
Warrant exercise price per share						$ 2.10
Warrants expire date						Jan. 31, 2023
Warrants issued for derivative liability						33,333
Kodiak [Member]
Warrants granted to purchase of common stock shares						133,333		133,333	6,667
Warrant exercise price per share						$ 3.75		$ 3.75	$ 3.75
Warrants expire date								Feb. 20, 2023
Note Holder [Member]
Number of warrant exercised					80,000
Warrants granted to purchase of common stock shares					322,000		322,000
Warrant exercise price per share					$ 2.25		$ 2.25
Warrants expire date, description					June 2020 through December 2022
Note Holder [Member] | Extension Agreement [Member]
Warrants granted to purchase of common stock shares										87,787
Warrant exercise price per share										$ 2.25
Warrants expire date										Aug. 31, 2020
Consultant [Member]
Warrants granted to purchase of common stock shares				25,000
Warrant exercise price per share				$ 1.80
Warrants expire date				Mar. 31, 2019
Share based compensation				$ 27,000
Rory Cutaia [Member] | Extension Agreement [Member]
Warrants granted to purchase of common stock shares										205,623	205,623
Warrant exercise price per share										$ 5.40	$ 2.25
Warrants expire date										May 31, 2020	May 31, 2020